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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
 POST-EFFECTIVE AMENDMENT NO. 71             [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT [ ]
                                    OF 1940

  AMENDMENT NO.                                          [ ]

                        (CHECK APPROPRIATE BOX OR BOXES)

                        THE AMERICAN HERITAGE FUND, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

           1370 AVENUE OF THE AMERICAS, NEW YORK, NY             10019
           -----------------------------------------------------------
           (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)         (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE 212-397-3900
                                                   ------------

JONATHAN B. REISMAN, 5100 TOWN CENTER CIRCLE, BOCA RATON, FL 33486
-------------------------------------------------------------------
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

[ ]   ON (DATE) PURSUANT TO PARAGRAPH (b)

[X]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

[ ]   ON (DATE) PURSUANT TO PARAGRAPH (a)(1)

[ ]   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

[ ]  ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

The sole purpose of this filing is to designate the effective date of Post-Effective Amendment No. 70 as the effective date of this filing.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 13th day of March, 2000.

                               THE AMERICAN HERITAGE FUND, INC.

                               By: /s/ Heiko H. Thieme
                                   ------------------------------------
                                   Heiko H. Thieme, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                        Title                   Date
      ---------                        -----                   ----

/s/ Heiko H. Thieme                 Chief Executive        March 13, 2000
-----------------------------       Officer, Principal
Heiko H. Thieme                     Financial and
                                    Accounting Officer
                                    and Director

/s/ Eugene Sarver                   Director               March 13, 2000
-----------------------------
Eugene Sarver

                                    Director               March     , 2000
------------------------------
Stephen Swope